Supplemental Oil and Gas Disclosures - Sources of Change in Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows beginning of period	$ 1,038	$ 1,284	$ 3,883
Sales of oil and gas produced, net of operating costs	(894)	(458)	(541)
Net change in prices and production costs	1,385	(261)	(5,231)
Extensions, discoveries and improved recovery, less estimated future costs	816	735	254
Development costs incurred during year	345	142	276
Changes in estimated future development costs	105	(211)	1,213
Purchase of reserves in place, less estimated future costs	305	20	657
Sale of reserves in place, loss estimated future costs	20	(253)	(397)
Revisions of previous quantity estimates	30	(78)	(374)
Accretion of discount	104	136	489
Net change in income taxes	(83)	0	1,073
Other	(10)	(18)	(18)
Net changes	2,123	(246)	(2,599)
Standardized measure of discounted future net cash flows end of period	$ 3,161	$ 1,038	$ 1,284